Inventories, Net	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Inventory Disclosure [Abstract]
Inventories, Net
Note 4 — Inventories, Net

Inventories are stated at the lower of cost (determined on the first-in, first-out or specific identification method) or market and consisted of the following:

	September 30, 2014	December 31, 2013

Purchased Parts and Components	$716,649	$640,649
Work in Process	118,771	152,915
Finished Goods	246,019	160,063

Inventories, Net	$1,081,439	$953,627

Note 8 — Inventories, Net

Inventories consisted of the following:

	December 31, 2013	December, 31, 2012

Purchased Parts and Components	$1,094,250	$945,550
Work in Process	153,065	46,259
Finished Goods	280,279	259,112
Less: Reserve for Obsolescence	(573,967)	(563,740)

Net	$953,627	$687,181